Share-based payments (Details) £ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2022 GBP (£) shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 GBP (£) shares	Sep. 30, 2021 shares $ / shares	Sep. 30, 2022 GBP (£) shares	Sep. 30, 2022 shares $ / shares	Sep. 30, 2021 GBP (£) shares	Sep. 30, 2021 shares $ / shares
Share-based payments awards [Abstract]
Share-based payment charge | £	£ 6,093		£ 9,200		£ 20,181		£ 27,138
Awards granted, number of share options (in shares)	2,100		4,000		1,365,753		4,538,527
Share-based compensation arrangement by award vesting period					4 years
Share-based compensation arrangement by award vesting percentage					0.25
Vesting period					3 years
Weighted average fair value and exercise prices of options granted [Abstract]
Weighted average exercise price (in dollars per share) | $ / shares		$ 37.25		$ 39.02		$ 25.49		$ 26.19
Weighted average fair value | $ / shares		$ 23.58		$ 23.69		$ 15.63		$ 16.28
Number of share options outstanding (in shares)	9,942,203	9,942,203	9,199,742	9,199,742	9,942,203	9,942,203	9,199,742	9,199,742
Number of share options exercisable (in shares)	4,661,406	4,661,406	2,506,791	2,506,791	4,661,406	4,661,406	2,506,791	2,506,791
Non-Executive Directors [Member]
Share-based payments awards [Abstract]
Awards granted, number of share options (in shares)					66,972
Share-based compensation arrangement by award vesting period					1 year